Securities - Summary of securities classified at fair value through profit and loss and at fair value through other comprehensive income (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	R$ 33,606,516	R$ 26,528,396	R$ 7,983,002
Financial assets at fair value through other comprehensive income	4,896,387	2,616,118	695,778
Cost [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	24,911,824	22,332,936	6,262,735
Financial assets at fair value through other comprehensive income	4,836,127	2,608,325	688,731
Cost [member] | Agribusiness Receivables Certificates [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	532,281	598,085	85,668
Cost [member] | Bank deposit certificates [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	270,022	244,071	172,451
Cost [member] | Brazilian Government Bonds [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	15,461,665	15,404,300	3,826,902
Cost [member] | Certificate of Real Estate Receivable [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	211,458	75,922	208,442
Cost [member] | Debentures [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	1,017,997	885,344	325,459
Cost [member] | Financial credit bills [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	83,762	98,068	45,040
Cost [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	4,525,734	3,047,198	279,013
Cost [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	333,089	178,589	167,714
Cost [member] | Real Estate Credit Bill [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	1,367	1,282	3,697
Cost [member] | Structured Transaction Certificate [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	305,188	237,112	21,275
Cost [member] | Stocks issued by public-held company [Member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	312,547	1,562,965	1,127,074
Cost [member] | National treasury bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	4,836,127	2,608,325	688,731
Cost [member] | USA Government Bonds [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	1,856,714
Fair value [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	25,091,723	22,443,392	6,290,971
Financial assets at fair value through other comprehensive income	4,896,387	2,616,118	695,778
Fair value [member] | Agribusiness Receivables Certificates [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	515,994	589,525	85,874
Fair value [member] | Bank deposit certificates [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	272,972	246,827	171,725
Fair value [member] | Brazilian Government Bonds [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	15,669,359	15,494,046	3,853,534
Fair value [member] | Certificate of Real Estate Receivable [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	205,546	75,123	207,167
Fair value [member] | Debentures [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	973,503	885,068	326,403
Fair value [member] | Financial credit bills [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	82,765	106,759	44,663
Fair value [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	4,525,734	3,047,198	279,013
Fair value [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	342,656	178,200	167,716
Fair value [member] | Real Estate Credit Bill [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	1,392	1,300	4,883
Fair value [member] | Structured Transaction Certificate [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	332,039	256,381	22,949
Fair value [member] | Stocks issued by public-held company [Member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	312,547	1,562,965	1,127,044
Fair value [member] | National treasury bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	4,896,387	R$ 2,616,118	R$ 695,778
Fair value [member] | USA Government Bonds [member]
Disclosure of financial assets [line items]
Financial assets At fair value through profit or loss	R$ 1,857,216